UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09455

Nuveen New Jersey Quality Municipal Income Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            2/28

Date of reporting period:         5/31/17

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen New Jersey Quality Municipal Income Fund (NXJ)
	May 31, 2017 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 145.2% (100.0% of Total Investments)

	MUNICIPAL BONDS – 145.2% (100.0% of Total Investments)

	Consumer Discretionary – 0.3% (0.3% of Total Investments)
	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center
	Hotel/Conference Center Project, Series 2005A:
$ 1,720	5.000%, 1/01/32	8/17 at 100.00	Caa1	$ 1,345,298
1,485	5.125%, 1/01/37	8/17 at 100.00	Caa1	1,103,801
3,205	Total Consumer Discretionary			2,449,099
	Consumer Staples – 6.0% (4.1% of Total Investments)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2007-1A:
3,260	4.500%, 6/01/23	6/17 at 100.00	BBB+	3,279,788
32,225	4.750%, 6/01/34	6/17 at 100.00	BB–	32,172,795
4,890	5.000%, 6/01/41	6/17 at 100.00	B	4,887,946
40,375	Total Consumer Staples			40,340,529
	Education and Civic Organizations – 18.9% (13.0% of Total Investments)
1,760	Camden County Improvement Authority, New Jersey, Lease Revenue Bonds, Rowan University	12/23 at 100.00	A	1,999,853
	School of Osteopathic Medicine Project, Refunding Series 2013A, 5.000%, 12/01/32
2,025	New Jersey Economic Development Authority, Revenue Bonds, The Seeing Eye Inc., Refunding	No Opt. Call	A	2,453,774
	Series 2015, 5.000%, 3/01/25
2,455	New Jersey Economic Development Authority, Rutgers University General Obligation Lease	6/23 at 100.00	Aa3	3,670,716
	Revenue Bonds, Tender Option Bond 2016-XF2357, 15.993%, 6/15/46 (IF) (4)
	New Jersey Education Facilities Authority Revenue Bonds, The College of New Jersey Issue,
	Series 2013A:
2,475	5.000%, 7/01/38	7/23 at 100.00	AA–	2,773,163
3,250	5.000%, 7/01/43	7/23 at 100.00	AA–	3,622,288
250	New Jersey Educational Facilities Authority, Revenue Bonds, Georgian Court University, Series	7/17 at 100.00	BBB–	250,698
	2007D, 5.000%, 7/01/27
1,100	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Refunding Series	7/25 at 100.00	AA	1,132,934
	2015H, 4.000%, 7/01/39 – AGM Insured
5,000	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series	7/24 at 100.00	AA–	5,626,950
	2014A, 5.000%, 7/01/44
	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University,
	Series 2015D:
2,395	5.000%, 7/01/31	7/25 at 100.00	AA–	2,747,616
1,600	5.000%, 7/01/33	7/25 at 100.00	AA–	1,828,144
1,000	5.000%, 7/01/34	7/25 at 100.00	AA–	1,141,050
5,955	New Jersey Educational Facilities Authority, Revenue Bonds, New Jersey City University, Series	7/25 at 100.00	AA	6,681,450
	2015A, 5.000%, 7/01/45
	New Jersey Educational Facilities Authority, Revenue Bonds, Passaic County Community College,
	Series 2010C:
1,500	5.250%, 7/01/32	7/20 at 100.00	A3	1,605,510
1,000	5.375%, 7/01/41	7/20 at 100.00	A3	1,070,330
4,335	New Jersey Educational Facilities Authority, Revenue Bonds, Princeton University, Tender	7/21 at 100.00	AAA	5,957,374
	Option Bond Trust 2015-XF0099, 12.205%, 7/01/39 (IF)
4,000	New Jersey Educational Facilities Authority, Revenue Bonds, Princeton University, Tender	7/24 at 100.00	AAA	5,910,880
	Option Bond Trust 2015-XF0149, 12.335%, 7/01/44 (IF) (4)
	New Jersey Educational Facilities Authority, Revenue Bonds, Ramapo College, Refunding
	Series 2012B:
550	5.000%, 7/01/37	7/22 at 100.00	A	608,322
1,050	5.000%, 7/01/42	7/22 at 100.00	A	1,156,890
	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2012A:
1,140	5.000%, 7/01/32	7/21 at 100.00	Baa2	1,223,801
740	5.000%, 7/01/37	7/21 at 100.00	Baa2	785,636
1,200	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University, Refunding	7/25 at 100.00	A–	1,365,564
	Series 2015C, 5.000%, 7/01/35
	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University,
	Series 2013D:
675	5.000%, 7/01/38	7/23 at 100.00	A–	756,317
1,935	5.000%, 7/01/43	7/23 at 100.00	A–	2,156,654
1,970	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University, Series	7/26 at 100.00	A–	1,798,945
	2016C, 3.000%, 7/01/46
	New Jersey Educational Facilities Authority, Revenue Bonds, Stevens Institute of Technology,
	Series 2017A:
1,060	5.000%, 7/01/37	7/27 at 100.00	A–	1,225,286
2,500	5.000%, 7/01/42	7/27 at 100.00	A–	2,871,200
1,690	5.000%, 7/01/47	7/27 at 100.00	A–	1,929,777
1,050	4.000%, 7/01/47	7/27 at 100.00	A–	1,073,489
2,000	New Jersey Educational Facilities Authority, Revenue Bonds, Stockton University Issue,	7/26 at 100.00	A	2,189,280
	Refunding Series 2016A, 5.000%, 7/01/41
975	New Jersey Educational Facilities Authority, Revenue Bonds, The College of Saint Elizabeth,	7/26 at 100.00	BB	981,503
	Series 2016D, 5.000%, 7/01/46
4,560	New Jersey Educational Facilities Authority, Revenue Bonds, William Paterson University,	7/25 at 100.00	A+	5,044,591
	Series 2015C, 5.000%, 7/01/40
	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, College of New Jersey,
	Series 2012A:
200	5.000%, 7/01/18	No Opt. Call	AA–	208,220
1,000	5.000%, 7/01/19	No Opt. Call	AA–	1,074,940
	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Senior Lien
	Series 2016-1A:
6,180	3.500%, 12/01/32 (Alternative Minimum Tax)	12/25 at 100.00	AA	6,088,289
1,430	4.000%, 12/01/39 (Alternative Minimum Tax)	12/25 at 100.00	AA	1,442,327
2,430	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2008A,	6/18 at 100.00	AA	2,515,026
	6.125%, 6/01/30 – AGC Insured (Alternative Minimum Tax)
990	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-1A,	12/19 at 100.00	Aaa	1,048,212
	5.000%, 12/01/25
960	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-2,	12/20 at 100.00	Aa3	1,025,069
	5.000%, 12/01/30
1,255	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2011-1,	12/21 at 100.00	Aa3	1,392,950
	5.750%, 12/01/27 (Alternative Minimum Tax)
	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2012-1A:
4,005	4.250%, 12/01/25 (Alternative Minimum Tax)	12/22 at 100.00	AA	4,324,559
1,320	4.375%, 12/01/26 (Alternative Minimum Tax)	12/22 at 100.00	AA	1,425,758
500	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2012-1B,	12/22 at 100.00	A	543,205
	5.750%, 12/01/39 (Alternative Minimum Tax)
1,320	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2013-1A,	12/22 at 100.00	AA	1,354,056
	3.750%, 12/01/26 (Alternative Minimum Tax)
	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2015-1A:
5,000	4.000%, 12/01/28 (Alternative Minimum Tax)	12/24 at 100.00	AA	5,259,450
2,575	4.000%, 12/01/30 (Alternative Minimum Tax)	12/24 at 100.00	AA	2,678,695
6,855	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Subordinate	12/26 at 100.00	Aaa	6,912,238
	Series 2017-C, 4.250%, 12/01/47 (WI/DD, Settling 6/01/17) (Alternative Minimum Tax)
	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option
	Bond Trust 2015-XF0151:
1,235	9.609%, 12/01/23 (Alternative Minimum Tax) (IF) (4)	12/22 at 100.00	Aaa	1,427,821
1,105	9.745%, 12/01/24 (Alternative Minimum Tax) (IF) (4)	12/22 at 100.00	Aaa	1,229,854
750	10.177%, 12/01/25 (Alternative Minimum Tax) (IF) (4)	12/22 at 100.00	Aaa	827,790
220	10.532%, 12/01/26 (Alternative Minimum Tax) (IF) (4)	12/22 at 100.00	Aaa	242,832
2,500	11.522%, 12/01/27 (Alternative Minimum Tax) (IF) (4)	12/23 at 100.00	Aaa	3,024,100
2,000	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option	6/19 at 100.00	AA	2,583,200
	Bond Trust 2016-XG0001, 17.520%, 6/01/30 (IF) (4)
575	New Jersey Institute of Technology, New Jersey, General Obligation Bonds, Series 2012A,	7/22 at 100.00	A1	642,045
	5.000%, 7/01/42
2,300	New Jersey Institute of Technology, New Jersey, General Obligation Bonds, Series 2015A,	7/25 at 100.00	A1	2,605,003
	5.000%, 7/01/45
2,170	Rutgers State University, New Jersey, Revenue Bonds, Tender Option Bond 2016-XF2356, 15.809%,	5/23 at 100.00	Aa3	3,225,618
	5/01/43 (IF) (4)
112,070	Total Education and Civic Organizations			126,741,242
	Financials – 1.4% (1.0% of Total Investments)
	New Jersey Economic Development Authority, Revenue Refunding Bonds, Kapkowski Road Landfill
	Project, Series 2002:
7,460	5.750%, 10/01/21	No Opt. Call	Ba2	7,883,653
1,500	6.500%, 4/01/28	No Opt. Call	Ba2	1,774,710
8,960	Total Financials			9,658,363
	Health Care – 19.6% (13.5% of Total Investments)
	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds,
	Cooper Health System Obligated Group Issue, Refunding Series 2014A:
175	5.000%, 2/15/25	2/24 at 100.00	BBB+	203,053
220	5.000%, 2/15/26	2/24 at 100.00	BBB+	252,694
1,320	5.000%, 2/15/27	2/24 at 100.00	BBB+	1,505,038
1,385	5.000%, 2/15/28	2/24 at 100.00	BBB+	1,569,385
1,385	5.000%, 2/15/29	2/24 at 100.00	BBB+	1,560,244
2,500	5.000%, 2/15/32	2/24 at 100.00	BBB+	2,774,300
3,040	5.000%, 2/15/33	2/24 at 100.00	BBB+	3,361,936
1,000	5.000%, 2/15/34	2/24 at 100.00	BBB+	1,103,370
1,950	5.000%, 2/15/35	2/24 at 100.00	BBB+	2,147,867
6,100	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds,	2/23 at 100.00	BBB+	6,877,872
	Cooper Health System Obligated Group Issue, Series 2013A, 5.750%, 2/15/42
225	New Jersey Health Care Facilities Finance Authority, Revenue Bonds, AHS Hospital Corporation,	7/18 at 100.00	AA–	234,248
	Series 2008A, 5.000%, 7/01/27
2,500	New Jersey Health Care Facilities Financing Authority, Hospital Revenue Bonds, Virtua Health,	7/19 at 100.00	AA	3,304,400
	Tender Option Bond Trust 2016-XG0047, 17.054%, 7/01/38 – AGC Insured (IF) (4)
	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters
	University Hospital, Refunding Series 2011:
2,000	6.000%, 7/01/26	7/21 at 100.00	BB+	2,150,020
2,500	6.250%, 7/01/35	7/21 at 100.00	BB+	2,696,200
2,050	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/18 at 100.00	BB+	2,102,624
	University Hospital, Series 2007, 5.750%, 7/01/37
1,145	New Jersey Health Care Facilities Financing Authority, Revenue and Refunding Bonds, Barnabas	7/22 at 100.00	A+	1,313,819
	Health, Series 2012A, 5.000%, 7/01/24
	New Jersey Health Care Facilities Financing Authority, Revenue and Refunding Bonds, Palisades
	Medical Center Obligated Group Issue, Series 2013:
2,570	5.250%, 7/01/31	7/23 at 100.00	A–	3,139,229
1,285	5.500%, 7/01/43	7/23 at 100.00	A–	1,588,260
2,525	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, AHS Hospital	1/27 at 100.00	AA–	2,620,723
	Corporation, Refunding Series 2016, 4.000%, 7/01/41
10,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Barnabas Health,	7/24 at 100.00	A+	11,085,700
	Refunding Series 2014A, 5.000%, 7/01/44
3,765	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, CentraState Medical	7/17 at 100.00	AA	3,773,772
	Center, Series 2006A, 5.000%, 7/01/30 – AGC Insured
4,140	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hackensack Meridian	7/27 at 100.00	A+	4,670,996
	Health Obligated Group, Refunding Series 2017A, 5.000%, 7/01/57
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical
	Center, Refunding Series 2014A:
2,055	5.000%, 7/01/45	7/24 at 100.00	A+	2,276,735
1,295	4.000%, 7/01/45	7/24 at 100.00	A+	1,322,221
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Kennedy Health System
	Obligated Group Issue, Refunding Series 2012:
4,155	3.750%, 7/01/27	No Opt. Call	A3	4,347,044
3,375	5.000%, 7/01/31	7/22 at 100.00	A3	3,719,419
1,500	5.000%, 7/01/37	7/22 at 100.00	A3	1,623,510
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health System
	Obligated Group, Refunding Series 2011:
3,000	5.000%, 7/01/25	7/22 at 100.00	A+	3,458,070
3,000	5.000%, 7/01/26	7/22 at 100.00	A+	3,431,400
2,500	5.000%, 7/01/27	7/22 at 100.00	A+	2,846,500
1,450	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health System	7/23 at 100.00	A+	1,635,035
	Obligated Group, Refunding Series 2013A, 5.000%, 7/01/32
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Princeton HealthCare
	System, Series 2016A:
830	5.000%, 7/01/32	7/26 at 100.00	Baa2	963,257
1,055	5.000%, 7/01/33	7/26 at 100.00	Baa2	1,215,307
340	5.000%, 7/01/34	7/26 at 100.00	Baa2	389,344
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Robert Wood Johnson
	University Hospital Issue, Series 2014A:
4,235	5.000%, 7/01/39	7/24 at 100.00	A+	4,725,964
5,955	5.000%, 7/01/43	7/24 at 100.00	A+	6,621,423
3,945	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Robert Wood Johnson	7/23 at 100.00	A+	4,510,792
	University Hospital, Series 2013A, 5.500%, 7/01/43
780	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Barnabas Health	7/26 at 100.00	A+	883,319
	Obligated Group, Refunding Series 2016A, 5.000%, 7/01/43
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph's
	Healthcare System Obligated Group Issue, Refunding Series 2016:
1,135	4.000%, 7/01/34	7/26 at 100.00	BBB–	1,147,916
2,600	5.000%, 7/01/35	7/26 at 100.00	BBB–	2,892,604
1,700	5.000%, 7/01/36	7/26 at 100.00	BBB–	1,884,348
3,345	5.000%, 7/01/41	7/26 at 100.00	BBB–	3,672,375
5,750	4.000%, 7/01/48	7/26 at 100.00	BBB–	5,656,793
2,345	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Luke's Warren	8/23 at 100.00	A–	2,386,202
	Hospital Obligated Group, Series 2013, 4.000%, 8/15/37
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, University Hospital
	Issue, Refunding Series 2015A:
5,055	4.125%, 7/01/38 – AGM Insured	7/25 at 100.00	AA	5,281,060
3,910	5.000%, 7/01/46 – AGM Insured	7/25 at 100.00	AA	4,313,903
119,090	Total Health Care			131,240,291
	Housing/Multifamily – 4.8% (3.3% of Total Investments)
1,900	New Jersey Economic Development Authority, Revenue Bonds, Provident Group – Rowan Properties	1/25 at 100.00	BBB–	2,027,927
	LLC – Rowan University Student Housing Project, Series 2015A, 5.000%, 1/01/48
1,845	New Jersey Economic Development Authority, Revenue Bonds, Provident Group – Rowan Properties	1/27 at 100.00	BBB–	1,991,419
	LLC – Rowan University Student Housing Project, Series 2017A, 5.000%, 7/01/47
6,075	New Jersey Economic Development Authority, Revenue Bonds, West Campus Housing LLC – New	7/25 at 100.00	BBB–	6,352,324
	Jersey City University Student Housing Project, Series 2015, 5.000%, 7/01/47
	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident
	Group-Montclair Properties LLC, Montclair State University Student Housing Project, Series 2010A:
3,870	5.750%, 6/01/31	6/20 at 100.00	Baa3	4,214,972
2,100	5.875%, 6/01/42	6/20 at 100.00	Baa3	2,278,584
	New Jersey Housing and Mortgage Finance Agency, Multifamily Housing Revenue Bonds,
	Series 2013-2:
2,165	4.350%, 11/01/33 (Alternative Minimum Tax)	11/22 at 100.00	AA	2,295,614
1,235	4.600%, 11/01/38 (Alternative Minimum Tax)	11/22 at 100.00	AA	1,296,491
1,235	4.750%, 11/01/46 (Alternative Minimum Tax)	11/22 at 100.00	AA	1,298,701
2,280	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2015A,	11/24 at 100.00	AA–	2,332,873
	4.000%, 11/01/45
4,870	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2015B,	No Opt. Call	AA–	4,869,805
	1.000%, 11/01/17
	New Jersey Housing and Mortgage Finance Agency, Multifamily Revenue Bonds, Series 2017D:
1,125	3.900%, 11/01/32 (Alternative Minimum Tax)	5/26 at 100.00	AA–	1,157,445
1,750	4.250%, 11/01/37 (Alternative Minimum Tax)	5/26 at 100.00	AA–	1,797,040
30,450	Total Housing/Multifamily			31,913,195
	Housing/Single Family – 3.3% (2.3% of Total Investments)
	New Jersey Housing & Mortgage Finance Agency, Single Family Home Mortgage Revenue Bonds,
	Series 2011A:
10,000	4.450%, 10/01/25	4/21 at 100.00	Aa2	10,790,000
10,000	4.650%, 10/01/29	4/21 at 100.00	Aa2	10,633,000
545	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series	8/17 at 100.00	AA	545,441
	2007T, 4.700%, 10/01/37 (Alternative Minimum Tax)
20,545	Total Housing/Single Family			21,968,441
	Industrials – 0.2% (0.1% of Total Investments)
1,340	Gloucester County Improvement Authority, New Jersey, Solid Waste Resource Recovery Revenue	No Opt. Call	A–	1,345,869
	Refunding Bonds, Waste Management Inc. Project, Series 1999B, 2.125%, 12/01/29 (Mandatory
	put 12/01/17)
	Long-Term Care – 2.3% (1.6% of Total Investments)
7,835	Burlington County Bridge Commission, New Jersey, Economic Development Revenue Bonds, The	1/18 at 100.00	N/R	7,931,526
	Evergreens Project, Series 2007, 5.625%, 1/01/38
510	New Jersey Economic Development Authority, Fixed Rate Revenue Bonds, Lions Gate Project,	1/24 at 100.00	N/R	529,508
	Series 2014, 5.250%, 1/01/44
5,000	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New	7/23 at 100.00	BBB–	5,328,600
	Jersey Obligated Group Issue, Refunding Series 2013, 5.000%, 7/01/34
1,410	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New	7/24 at 100.00	BBB–	1,545,825
	Jersey Obligated Group Issue, Refunding Series 2014A, 5.000%, 7/01/29
14,755	Total Long-Term Care			15,335,459
	Tax Obligation/General – 4.8% (3.3% of Total Investments)
2,225	Cumberland County Improvement Authority, New Jersey, County General Obligation Revenue Bonds,	9/24 at 100.00	AA	2,531,561
	Technical High School Project, Series 2014, 5.000%, 9/01/39 – AGM Insured
1,100	Linden, New Jersey, General Obligation Bonds, Refunding Series 2011, 4.000%, 5/01/23	5/21 at 100.00	AA–	1,197,075
1,975	Middletown Township Board of Education, Monmouth County, New Jersey, Refunding Series 2010,	8/20 at 100.00	AA	2,215,555
	5.000%, 8/01/27
2,805	Monmouth County Improvement Authority, New Jersey, Governmental Pooled Loan Revenue Bonds,	No Opt. Call	AAA	3,265,244
	Refunding Series 2016B, 4.000%, 8/01/24
2,280	Monroe Township Board of Education, Middlesex County, New Jersey, General Obligation Bonds,	3/25 at 100.00	AA–	2,608,388
	Refunding Series 2015, 5.000%, 3/01/38
760	Montclair Township, Essex County, New Jersey, General Obligation Bonds, Refunding Parking	1/24 at 100.00	AAA	865,746
	Utility Series 2014A, 5.000%, 1/01/37
	New Brunswick Parking Authority, Middlesex County, New Jersey, Guaranteed Parking Revenue
	Bonds, Refunding Series 2012:
465	5.000%, 9/01/28	9/22 at 100.00	A+	526,245
610	5.000%, 9/01/29	9/22 at 100.00	A+	687,879
300	5.000%, 9/01/31	9/22 at 100.00	A+	336,675
250	3.625%, 9/01/34	9/22 at 100.00	A+	255,333
	New Brunswick Parking Authority, Middlesex County, New Jersey, Guaranteed Parking Revenue
	Bonds, Refunding Series 2016:
1,000	3.000%, 9/01/32	9/25 at 100.00	AA	1,002,880
1,000	3.000%, 9/01/33	9/25 at 100.00	AA	994,870
740	South Brunswick Township, Middlesex County, New Jersey, General Obligation Bonds, Refunding	No Opt. Call	AA	743,959
	Series 2014, 3.000%, 9/01/17
	Sparta Township Board of Education, Sussex County, New Jersey, General Obligation Bonds,
	Refunding Series 2015:
1,000	5.000%, 2/15/34	2/25 at 100.00	AA–	1,159,760
1,395	5.000%, 2/15/35	2/25 at 100.00	AA–	1,613,652
5,165	Union County Utilities Authority, New Jersey, Resource Recovery Facility Lease Revenue Bonds,	12/21 at 100.00	AA+	5,632,638
	Covantan Union Inc. Lessee, Refunding Series 2011B, 5.250%, 12/01/31 (Alternative Minimum Tax)
2,515	Union County Utilities Authority, New Jersey, Solid Waste System County Deficiency Revenue	6/21 at 100.00	Aaa	2,749,021
	Bonds, Series 2011A, 5.000%, 6/15/41
1,515	Washington Township Board of Education, Mercer County, New Jersey, General Obligation Bonds,	No Opt. Call	A2	1,885,599
	Series 2005, 5.250%, 1/01/27 – AGM Insured
1,435	West Deptford Township, Gloucester County, New Jersey, General Obligation Bonds, Refunding	9/24 at 100.00	AA	1,568,900
	Series 2014, 4.000%, 9/01/28 – BAM Insured
100	Woodbridge Township, Middlesex County, New Jersey, General Obligation Bonds, Refunding Series	No Opt. Call	AA+	108,412
	2010, 5.000%, 7/15/19
28,635	Total Tax Obligation/General			31,949,392
	Tax Obligation/Limited – 32.3% (22.2% of Total Investments)
3,775	Bergen County Improvement Authority, New Jersey, Guaranteed Lease Revenue Bonds, County	No Opt. Call	Aaa	4,784,435
	Administration Complex Project, Series 2005, 5.000%, 11/15/26
4,150	Essex County Improvement Authority, New Jersey, Project Consolidation Revenue Bonds, Refunding	No Opt. Call	AA+	5,007,432
	Series 2007, 5.250%, 12/15/22 – AMBAC Insured
3,000	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds,	No Opt. Call	AA	2,371,650
	Series 2003B, 0.000%, 11/01/25 – AGM Insured
3,015	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds,	No Opt. Call	AA	3,774,418
	Series 2005A, 5.750%, 11/01/28 – AGM Insured
5,120	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds,	No Opt. Call	AA	5,411,328
	Series 2005C, 5.125%, 11/01/18 – AGM Insured
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
5,005	5.250%, 1/01/36	1/22 at 100.00	A	5,335,680
3,020	5.125%, 1/01/42	1/22 at 100.00	A	3,183,533
500	Government of Guam, Business Privilege Tax Bonds, Series 2012B-1, 5.000%, 1/01/29	1/22 at 100.00	A	536,530
1,110	Hudson County Improvement Authority, New Jersey, County Secured Lease Revenue Bonds, Hudson	4/22 at 100.00	Aa3	1,118,081
	County Plaza Refunding Project, Series 2013, 3.250%, 4/01/35
	Hudson County Improvement Authority, New Jersey, County Secured Lease Revenue Bonds, Hudson
	County Vocational Technical Schools Project, Series 2016:
10,310	5.000%, 5/01/46	5/26 at 100.00	AA	11,921,246
3,745	5.250%, 5/01/51	5/26 at 100.00	AA	4,371,127
	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
310	5.000%, 6/15/21	No Opt. Call	BBB+	339,422
6,400	5.000%, 6/15/25	6/22 at 100.00	BBB+	6,980,800
3,480	5.000%, 6/15/26	6/22 at 100.00	BBB+	3,770,893
7,945	5.000%, 6/15/28	6/22 at 100.00	BBB+	8,562,644
415	5.000%, 6/15/29	6/22 at 100.00	BBB+	445,274
	New Jersey Economic Development Authority, Revenue Bonds, Newark Downtown District
	Management Corporation Project, Series 2007:
440	5.125%, 6/15/27	6/17 at 100.00	Baa3	440,845
740	5.125%, 6/15/37	6/17 at 100.00	Baa3	741,036
5,000	New Jersey Economic Development Authority, School Facilities Construction Financing Program	6/24 at 100.00	A–	5,313,550
	Bonds, Refunding Series 2014PP, 5.000%, 6/15/26
6,385	New Jersey Economic Development Authority, School Facilities Construction Financing Program	6/24 at 100.00	A–	6,742,624
	Bonds, Refunding Series 2014UU, 5.000%, 6/15/27
12,000	New Jersey Economic Development Authority, School Facilities Construction Financing Program	6/25 at 100.00	A–	12,584,760
	Bonds, Refunding Series 2015WW, 5.250%, 6/15/40
6,000	New Jersey Economic Development Authority, Sublease Revenue Bonds, New Jersey Transit	No Opt. Call	A–	6,489,480
	Corporation Projects, Refunding Series 2017B, 5.000%, 11/01/25
1,400	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset	10/18 at 100.00	BBB+	1,424,066
	Transformation Program, Series 2008A, 5.250%, 10/01/38
	New Jersey Transportation Trust Fund Authority, Federal Highway Aid Grant Anticipation Bonds,
	Series 2006:
2,120	5.000%, 6/15/17 – FGIC Insured	No Opt. Call	AA–	2,123,392
3,750	5.000%, 6/15/18 – FGIC Insured	8/17 at 100.00	AA–	3,762,413
	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes,
	Series 2016A-1:
1,130	5.000%, 6/15/29	6/26 at 100.00	A+	1,225,948
655	5.000%, 6/15/30	6/26 at 100.00	A+	705,861
32,965	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital	No Opt. Call	A–	17,175,094
	Appreciation Series 2010A, 0.000%, 12/15/30
8,100	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series	No Opt. Call	A–	9,023,724
	2006A, 5.500%, 12/15/22
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding
	Series 2006C:
37,565	0.000%, 12/15/32 – AGM Insured	No Opt. Call	AA	19,676,546
39,090	0.000%, 12/15/33 – AGM Insured	No Opt. Call	AA	19,451,184
5,160	0.000%, 12/15/34 – AGM Insured	No Opt. Call	AA	2,436,242
7,500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2007A,	12/17 at 100.00	A–	7,644,450
	5.000%, 12/15/26 – AMBAC Insured
7,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D,	No Opt. Call	A–	7,640,080
	5.000%, 12/15/24
3,860	Passaic County Improvement Authority, New Jersey, Lease Revenue Bonds, Preakness Healthcare	5/25 at 100.00	AA	4,015,597
	Center Expansion Project, Refunding Series 2015, 3.750%, 5/01/36
	Passaic County Improvement Authority, New Jersey, Lease Revenue Bonds, Preakness Healthcare
	Center Expansion Project, Series 2012:
865	5.000%, 5/01/21	No Opt. Call	Aa3	988,375
4,105	3.500%, 5/01/35	5/22 at 100.00	Aa3	4,160,541
	Union County Improvement Authority, New Jersey, General Obligation Lease Bonds, Juvenile
	Detention Center Facility Project, Tender Option Bond Trust 2015-XF1019:
285	21.454%, 5/01/28 (IF) (4)	No Opt. Call	Aaa	716,139
285	21.524%, 5/01/29 (IF) (4)	No Opt. Call	Aaa	727,805
200	21.524%, 5/01/30 (IF) (4)	No Opt. Call	Aaa	519,870
370	21.307%, 5/01/31 (IF) (4)	No Opt. Call	Aaa	970,329
385	21.420%, 5/01/32 (IF) (4)	No Opt. Call	Aaa	1,032,270
400	21.424%, 5/01/33 (IF) (4)	No Opt. Call	Aaa	1,092,320
415	21.524%, 5/01/34 (IF) (4)	No Opt. Call	Aaa	1,156,750
3,975	Union County Improvement Authority, New Jersey, Lease Revenue Bonds, Plainfield – Park Madison	No Opt. Call	AA+	8,450,532
	Redevelopment Project, Tender Option Trust 2016-XG0057, 15.426%, 3/01/34 (IF) (4)
253,445	Total Tax Obligation/Limited			216,346,316
	Transportation – 27.5% (18.9% of Total Investments)
5,550	Casino Reinvestment Development Authority, New Jersey, Parking Revenue Bonds, Series 2005A,	8/17 at 100.00	AA–	5,651,066
	5.250%, 6/01/20 – NPFG Insured
2,400	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2012A,	1/23 at 100.00	A1	2,701,488
	5.000%, 1/01/42
	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2014A:
1,285	5.000%, 1/01/34	1/24 at 100.00	A1	1,450,559
5,890	4.125%, 1/01/39	1/24 at 100.00	A1	6,175,312
7,800	5.000%, 1/01/44	1/24 at 100.00	A1	8,695,908
	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System
	Revenue Bonds, Refunding Series 2015:
1,000	4.000%, 7/01/34 – BAM Insured	7/25 at 100.00	AA	1,064,630
2,820	4.000%, 7/01/35 – BAM Insured	7/25 at 100.00	AA	2,993,966
	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System
	Revenue Bonds, Series 2017:
2,820	5.000%, 7/01/42	7/27 at 100.00	A1	3,286,174
10,210	5.000%, 7/01/47	7/27 at 100.00	A1	11,838,801
	Delaware River Joint Toll Bridge Commission, Pennsylvania, Bridge System Revenue Bonds,
	Refunding Series 2012A:
2,150	5.000%, 7/01/24	7/22 at 100.00	A1	2,515,823
1,105	5.000%, 7/01/25	7/22 at 100.00	A1	1,284,795
650	4.000%, 7/01/26	7/22 at 100.00	A1	707,285
625	4.000%, 7/01/27	7/22 at 100.00	A1	675,069
	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E:
1,000	5.000%, 1/01/40 – AGM Insured	1/20 at 100.00	AA	1,087,020
5,005	5.000%, 1/01/40	1/20 at 100.00	A	5,433,878
7,035	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2013,	1/24 at 100.00	A	7,941,389
	5.000%, 1/01/40
	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Refunding Bonds, Port
	District Project, Series 2012:
1,800	5.000%, 1/01/24	1/23 at 100.00	A–	2,016,468
1,635	5.000%, 1/01/25	1/23 at 100.00	A–	1,819,248
1,875	5.000%, 1/01/26	1/23 at 100.00	A–	2,087,213
3,595	5.000%, 1/01/27	1/23 at 100.00	A–	3,980,528
5,555	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge	1/24 at 100.00	BBB	6,271,040
	Replacement Project, Series 2013, 5.625%, 1/01/52 (Alternative Minimum Tax)
	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental
	Airlines Inc., Series 1999:
1,000	5.125%, 9/15/23 (Alternative Minimum Tax)	9/17 at 100.00	BB–	1,084,700
1,800	5.250%, 9/15/29 (Alternative Minimum Tax)	8/22 at 101.00	BB–	1,965,168
2,250	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	3/24 at 101.00	BB–	2,537,370
	Airlines Inc., Series 2000A & 2000B, 5.625%, 11/15/30 (Alternative Minimum Tax)
	New Jersey Transit Corporation, Grant Anticipation Notes, Federal Transit Administration
	Section 5307 Urbanized Area Formula Funds, Series 2014A:
6,000	5.000%, 9/15/20	No Opt. Call	A	6,490,800
5,750	5.000%, 9/15/21	No Opt. Call	A	6,275,895
7,780	New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2015E, 5.000%, 1/01/45	1/25 at 100.00	A+	8,771,950
3,065	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%, 1/01/29 – AGM Insured	No Opt. Call	AA	3,915,170
7,500	New Jersey Turnpike Authority, Revenue Bonds, Series 2009I, 5.000%, 1/01/35	1/20 at 100.00	A+	8,101,050
7,620	New Jersey Turnpike Authority, Revenue Bonds, Series 2012B, 5.000%, 1/01/28	1/23 at 100.00	A+	8,778,391
3,625	New Jersey Turnpike Authority, Revenue Bonds, Tender Option Bond Trust 2016-XF1057, 14.956%,	7/22 at 100.00	A+	5,282,713
	1/01/43 (IF) (4)
2,100	Passaic County Improvement Authority, New Jersey, County Guaranteed Parking Revenue Bonds, 200	5/20 at 100.00	Aa3	2,288,223
	Hospital Plaza Project, Series 2010, 5.000%, 5/01/42
2,750	Passaic County Improvement Authority, New Jersey, Revenue Bonds, Paterson Parking Deck	8/17 at 100.00	A2	2,758,195
	Facility, Series 2005, 5.000%, 4/15/35 – AGM Insured
7,235	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy	12/23 at 100.00	AA–	8,313,956
	Ninth Series 2013, 5.000%, 12/01/43
5,700	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy	1/23 at 100.00	AA–	5,867,637
	Seventh Series 2013, 4.000%, 1/15/43 (Alternative Minimum Tax)
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air
	Terminal LLC, Sixth Series 1997:
19,655	5.750%, 12/01/22 – NPFG Insured (Alternative Minimum Tax)	6/17 at 100.00	AA–	19,893,218
12,130	5.750%, 12/01/25 – NPFG Insured (Alternative Minimum Tax)	6/17 at 100.00	AA–	12,277,015
167,765	Total Transportation			184,279,111
	U.S. Guaranteed – 14.2% (9.8% of Total Investments) (5)
25	Essex County Improvement Authority, New Jersey, Project Consolidation Revenue Bonds, Refunding	No Opt. Call	Aa2 (5)	30,196
	Series 2007, 5.250%, 12/15/22 – AMBAC Insured (ETM)
645	New Jersey Economic Development Authority, Revenue Bonds, Yeshiva Ktana of Passaic, Series	No Opt. Call	N/R (5)	678,553
	1993, 8.000%, 9/15/18 (ETM)
	New Jersey Economic Development Authority, School Facilities Construction Financing Program
	Bonds, Series 2007U:
2,625	5.000%, 9/01/37 (Pre-refunded 9/01/17) – AMBAC Insured	9/17 at 100.00	AAA	2,652,563
5,435	5.000%, 9/01/37 (Pre-refunded 9/01/17)	9/17 at 100.00	AAA	5,492,068
1,545	5.000%, 9/01/37 (Pre-refunded 9/01/17) – AMBAC Insured	9/17 at 100.00	A– (5)	1,561,223
2,910	5.000%, 9/01/37 (Pre-refunded 9/01/17)	9/17 at 100.00	A– (5)	2,940,555
	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2007D:
6,010	5.000%, 7/01/32 (Pre-refunded 7/01/17) – FGIC Insured	7/17 at 100.00	AA– (5)	6,031,215
6,875	5.000%, 7/01/39 (Pre-refunded 7/01/17) – FGIC Insured	7/17 at 100.00	AA– (5)	6,899,269
15	New Jersey Educational Facilities Authority, Revenue Bonds, University of Medicine and	No Opt. Call	N/R (5)	15,390
	Dentistry of New Jersey, Refunding Series 2009B, 6.000%, 12/01/17 (ETM)
	New Jersey Educational Facilities Authority, Revenue Bonds, University of Medicine and
	Dentistry of New Jersey, Refunding Series 2009B:
25	6.500%, 12/01/19 (Pre-refunded 6/01/19)	6/19 at 100.00	N/R (5)	27,773
100	6.500%, 12/01/20 (Pre-refunded 6/01/19)	6/19 at 100.00	N/R (5)	111,093
5	7.125%, 12/01/23 (Pre-refunded 6/01/19)	6/19 at 100.00	N/R (5)	5,614
30	New Jersey Environmental Infrastructure Trust, Environmental Infrastructure Bonds, Series	9/21 at 100.00	N/R (5)	32,583
	2012A, 3.250%, 9/01/31 (Pre-refunded 9/01/21)
4,885	New Jersey Health Care Facilities Finance Authority, Revenue Bonds, AHS Hospital Corporation,	7/18 at 100.00	N/R (5)	5,101,503
	Series 2008A, 5.000%, 7/01/27 (Pre-refunded 7/01/18)
	New Jersey Health Care Facilities Financing Authority, Revenue and Refunding Bonds, Palisades
	Medical Center Obligated Group Issue, Series 2013:
555	5.250%, 7/01/31 (Pre-refunded 7/01/23)	7/23 at 100.00	N/R (5)	677,205
275	5.500%, 7/01/43 (Pre-refunded 7/01/23)	7/23 at 100.00	N/R (5)	339,540
6,840	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Atlanticare Regional	7/17 at 100.00	N/R (5)	6,864,419
	Medical Center, Series 2007, 5.000%, 7/01/37 (Pre-refunded 7/01/17)
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health,
	Series 2007:
7,520	5.000%, 7/01/38 (Pre-refunded 7/01/18) – AGC Insured	7/18 at 100.00	AA (5)	7,856,595
2,250	5.000%, 7/01/38 (Pre-refunded 7/01/18) – AGC Insured	7/18 at 100.00	AA (5)	2,350,710
7,670	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health	7/21 at 100.00	A+ (5)	9,045,308
	Care System, Refunding Series 2011A, 5.625%, 7/01/37 (Pre-refunded 7/01/21)
5,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph's	7/18 at 100.00	Baa3 (5)	5,310,400
	Healthcare System Obligated Group Issue, Series 2008, 6.625%, 7/01/38 (Pre-refunded 7/01/18)
3,805	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, St. Clare's Hospital,	No Opt. Call	AA (5)	4,283,631
	Series 2004A, 5.250%, 7/01/20 – AGC Insured (ETM)
410	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset	10/18 at 100.00	N/R (5)	434,030
	Transformation Program, Series 2008A, 5.250%, 10/01/38 (Pre-refunded 10/01/18)
1,555	New Jersey Sports and Exposition Authority, Convention Center Luxury Tax Bonds, Series 2004,	No Opt. Call	A (5)	1,862,579
	5.500%, 3/01/22 – NPFG Insured (ETM)
1,650	Newark Housing Authority, New Jersey, City-Secured Police Facility Revenue Bonds, South Ward	12/19 at 100.00	A3 (5)	1,885,950
	Police Facility, Series 2009A, 6.750%, 12/01/38 (Pre-refunded 12/01/19) – AGC Insured
305	North Hudson Sewerage Authority, New Jersey, Gross Revenue Senior Lien Lease Certificates,	6/22 at 100.00	N/R (5)	359,815
	Series 2012A, 5.000%, 6/01/27 (Pre-refunded 6/01/22)
15,840	North Hudson Sewerage Authority, New Jersey, Sewerage Revenue Refunding Bonds, Series	No Opt. Call	A3 (5)	14,264,870
	2001A, 0.000%, 8/01/23 – NPFG Insured (ETM)
7,580	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty	8/17 at 100.00	AA (5)	7,646,022
	Eighth Series 2007, 5.000%, 8/15/32 (Pre-refunded 8/15/17) – AGM Insured
635	West Deptford Township, Gloucester County, New Jersey, General Obligation Bonds, Series 2005,	7/17 at 100.00	AA (5)	637,242
	5.000%, 7/01/27 (Pre-refunded 7/01/17) – AGM Insured
93,020	Total U.S. Guaranteed			95,397,914
	Utilities – 4.2% (2.9% of Total Investments)
13,500	Essex County Improvement Authority, New Jersey, Solid Waste Disposal Revenue Bonds, Covanta	7/20 at 100.00	Ba2	13,590,854
	Project, Series 2015, 5.250%, 7/01/45 (Alternative Minimum Tax)
1,510	Industrial Pollution Control Financing Authority of Cape May County (New Jersey), Pollution	No Opt. Call	AA–	1,760,252
	Control Revenue Refunding Bonds, 1991 Series A (Atlantic City Electric Company Project),
	6.800%, 3/01/21 – NPFG Insured
	New Jersey Economic Development Authority, Energy Facilities Revenue Bonds, UMM Energy
	Partners, LLC Project, Series 2012A:
1,000	4.750%, 6/15/32 (Alternative Minimum Tax)	6/22 at 100.00	Baa3	1,033,210
1,225	5.125%, 6/15/43 (Alternative Minimum Tax)	6/22 at 100.00	Baa3	1,272,297
5,100	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American	5/20 at 100.00	A+	5,570,577
	Water Company Inc. Project, Refunding Series 2010B, 5.600%, 11/01/34 (Alternative Minimum Tax)
2,040	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American	11/20 at 100.00	A+	2,222,356
	Water Company Inc. Project, Refunding Series 2010D, 4.875%, 11/01/29 (Alternative Minimum Tax)
2,300	Salem County Pollution Control Financing Authority, New Jersey, Pollution Control Revenue	No Opt. Call	BBB–	2,516,959
	Bonds, Chambers Project, Refunding Series 2014A, 5.000%, 12/01/23 (Alternative Minimum Tax)
26,675	Total Utilities			27,966,505
	Water and Sewer – 5.4% (3.7% of Total Investments)
	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, Middlesex Water
	Company, Series 2012C:
1,460	5.000%, 10/01/23	No Opt. Call	A+	1,726,202
15,670	4.250%, 10/01/47 (Alternative Minimum Tax)	10/22 at 100.00	A+	16,142,606
1,650	New Jersey Environmental Infrastructure Trust, Environmental Infrastructure Bonds, Series	9/21 at 100.00	AAA	1,698,246
	2012A, 3.250%, 9/01/31
6,270	New Jersey Environmental Infrastructure Trust, Environmental Infrastructure Bonds, Tender	No Opt. Call	AAA	7,737,243
	Option Bond Trust 2016-XF0395, 6.535%, 9/01/21 (IF) (4)
	North Hudson Sewerage Authority, New Jersey, Gross Revenue Senior Lien Lease Certificates,
	Series 2012A:
3,515	5.000%, 6/01/27	6/22 at 100.00	A	3,978,031
4,000	5.000%, 6/01/42 – NPFG Insured	6/22 at 100.00	A	4,435,520
300	Wanaque Valley Regional Sewer Authority, Passaic County, New Jersey, Sewer Revenue Refunding	No Opt. Call	N/R	307,257
	Bonds, Series 1993B, 5.750%, 9/01/18 – AMBAC Insured
32,865	Total Water and Sewer			36,025,105
$ 953,195	Total Long-Term Investments (cost $907,362,499)			972,956,831
	Variable Rate Demand Preferred Shares, net of deferred operating costs – (46.6)% (6)			(312,334,691)
	Other Assets Less Liabilities – 1.4% (7)			9,247,761
	Net Assets Applicable to Common Shares – 100%			$ 669,869,901

Investments in Derivatives as of May 31, 2017
Interest Rate Swaps (OTC Uncleared)
		Fund			Fixed Rate		Optional		Unrealized
	Notional	Pay/Receive	Floating Rate	Fixed Rate	Payment	Effective	Termination	Termination	Appreciation
Counterparty	Amount	Floating Rate	Index	(Annualized)	Frequency	Date (8)	Date	Date	(Depreciation)
JPMorgan Chase	$25,750,000	Receive	Weekly	1.130%	Quarterly	10/30/17	11/30/17	10/30/26	$1,327,830
Bank, N.A.			USD-SIFMA

Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$972,956,831	$ —	$972,956,831
Investments in Derivatives:
Interest Rate Swaps*	—	1,327,830	—	1,327,830
Total	$ —	$974,284,661	$ —	$974,284,661
* Represents net unrealized appreciation (depreciation).
Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of May 31, 2017, the cost of investments (excluding investments in derivatives) was $906,209,611.
Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of May 31, 2017, were as follows:

Gross unrealized:
Appreciation	$68,858,244
Depreciation	(2,111,024)
Net unrealized appreciation (depreciation) of investments	$66,747,220

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor's Group
("Standard & Poor's"), Moody's Investors Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor's, Baa by Moody's or BBB by Fitch are
considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(6)	Variable Rate Demand Preferred Shares, net of deferred operating costs as a percentage of Total
Investments is 32.1%.
(7)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter
("OTC") derivatives as well as OTC cleared and exchange-traded derivatives, when applicable.
(8)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
USD-SIFMA	United States Dollar-Securities Industry and Financial Markets Association

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen New Jersey Quality Municipal Income Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Vice President and Secretary

Date:         July 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz Chief Administrative Officer (principal executive officer)

Date:         July 28, 2017

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         July 28, 2017